Provisions and other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about provisions and non-current liabilities [abstract]
Disclosure of other provisions [text block]
(USD millions)	2019	2018

Accrued liability for employee benefits:
Defined benefit pension plans [1]	3 469	3 546

Other long-term employee benefits and deferred compensation	546	600

Other post-employment benefits [1]	612	954

Environmental remediation provisions	592	634

Provisions for product liabilities, governmental investigations and other legal matters	200	214

Contingent consideration [2]	958	874

Other non-current liabilities	255	497

Total provisions and other non-current liabilities	6 632	7 319

[1] Note 25 provides additional disclosures related to post-employment benefits.
[2] Note 29 provides additional disclosures related to contingent consideration.

Accrual for environmental loss contingencies [table text block]
(USD millions)	2019	2018	2017

January 1	692	761	773

Cash payments	– 30	– 48	– 46

Releases [1]	– 83	– 21	– 153

Additions [2]	124	7	154

Currency translation effects	11	– 7	33

December 31	714	692	761

Less current provision	– 122	– 58	– 55

Non-current environmental remediation provisions at December 31	592	634	706

[1] Releases of provisions credited to the consolidated income statement from continuing operations were USD 21 million in 2018 and USD 153 million in 2017.
[2] Provisions charged to the consolidated income statement from continuing operations were USD 7 million in 2018 and USD 154 million in 2017.

Accrual for environmental loss contingencies, fiscal year maturity [table text block]
(USD millions)	Expected cash outflows

Due within two years	141

Due later than two years, but within five years	210

Due later than five years, but within 10 years	258

Due after 10 years	105

Total environmental remediation liability provisions	714

Accrual for product liabilities government investigations other legal matters loss contingencies [table text block]
(USD millions)	2019	2018	2017

January 1	340	351	395

Provisions related to discontinued operations [1]	– 42

Impact of business combinations	10

Cash payments	– 116	– 118	– 69

Releases of provisions [2]	– 52	– 107	– 70

Additions to provisions [3]	1 230	220	93

Currency translation effects	– 1	– 6	2

December 31	1 369	340	351

Less current portion	– 1 169	– 126	– 121

Non-current product liabilities, governmental investigations and other legal matters provisions at December 31	200	214	230

[1] Notes 1, 2 and 30 provide information related to discontinued operations.
[2] Releases of provisions credited to the consolidated income statement from continuing operations were USD 107 million in 2018 and USD 63 million in 2017.
[3] Provisions charged to the consolidated income statement from continuing operations were USD 220 million in 2018 and USD 47 million in 2017.